Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Beginning balance	₩ 113,989	₩ 122,507
Acquisition/Disposal	(9,807)	12,592
Dividends received	(7,502)	(5,272)	₩ (8,639)
Equity income (loss) on investments	12,147	700	9,560
Other comprehensive income (loss)	4,163	57	1,346
Other gain (loss)	(3,379)	(16,595)
Ending balance	109,611	113,989	122,507
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	47,823	46,511
Dividends received	(6,057)	(4,172)
Equity income (loss) on investments	5,391	4,439
Other comprehensive income (loss)	3,973	1,045
Other gain (loss)	(433)
Ending balance	50,697	47,823	46,511
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	66,166	75,996
Acquisition/Disposal	(9,807)	12,592
Dividends received	(1,445)	(1,100)
Equity income (loss) on investments	6,756	(3,739)
Other comprehensive income (loss)	190	(988)
Other gain (loss)	(2,946)	(16,595)
Ending balance	₩ 58,914	₩ 66,166	₩ 75,996